COMMITMENTS AND CONTINGENCIES (Details)							3 Months Ended		12 Months Ended
	Apr. 21, 2022 USD ($) D $ / shares shares	Feb. 01, 2022 USD ($)	Jan. 24, 2022 USD ($)	Dec. 20, 2021 USD ($) D $ / shares shares	Dec. 15, 2021 USD ($)	Oct. 04, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 01, 2021 USD ($) $ / shares	Jan. 27, 2021 item	Dec. 31, 2020 $ / shares
Other Commitments [Line Items]
Maximum number of demands for registration of securities | item											3
Deferred underwriting fees payable							$ 9,082,500		$ 9,082,500	$ 9,082,500
Deferred underwriting fee							$ 9,082,500	$ 9,082,500	$ 9,082,500
Condition for future business combination threshold Percentage Ownership							50		50
Accrued expenses							$ 33,000
Legal fees							$ 1,941,000		$ 1,100,000
Capital market advisement services and investment banking services
Other Commitments [Line Items]
Percentage of contingent fee on gross proceeds						7.00%
Contingent fee cap value						$ 3,500,000
Capital market advisement services
Other Commitments [Line Items]
Contingent fee					$ 1,000,000
Investment banking services
Other Commitments [Line Items]
Aggregate purchase price						$ 50,000,000
Percentage of contingent fee on gross proceeds						3.50%
Contingent fee cap value						$ 1,500,000
Contingent fee						$ 500,000
Advisory services
Other Commitments [Line Items]
Contingent fee		$ 625,000	$ 500,000
Insurance services
Other Commitments [Line Items]
Insurance run off premium									$ 1,100,000
Subsequent Event
Other Commitments [Line Items]
Restrictions On Transfer Period Of Time After Business Combination Completion	6 months
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Stock Price Trigger | $ / shares	$ 12.00
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Trading Days | D	20
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Consecutive Trading Days | D	30
Threshold Period After Business Combination In Which Specified Trading Days Within Any Specified Trading Day Period Commences	90 days
Percentage of beneficial ownership	50.00%
Contingent fee		625,000	500,000
Subsequent Event | PIPE Subscription Agreement
Other Commitments [Line Items]
Aggregate purchase price	$ 20,000,000
Total commitments	$ 70,000,000.0
Subsequent Event | Advisory services
Other Commitments [Line Items]
Contingent fee		$ 625,000	$ 500,000
Sponsor
Other Commitments [Line Items]
Cash Held By The Company				$ 150,000,000
Class A Common Stock
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.001
Earn out issue | shares				9,000,000
Earn out vesting period				4 years
Class A Common Stock | Sponsor
Other Commitments [Line Items]
Restrictions On Transfer Period Of Time After Business Combination Completion				6 months
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Stock Price Trigger | $ / shares				$ 12.00
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Trading Days | D				20
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Consecutive Trading Days | D				30
Threshold Period After Business Combination In Which Specified Trading Days Within Any Specified Trading Day Period Commences				90 days
Condition for future business combination threshold Percentage Ownership				50
Class B Common Stock
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.001			$ 0.001		$ 0.001			$ 0.001
Class B Common Stock | Sponsor
Other Commitments [Line Items]
Number of shares forfeiture and surrender | shares				603,750
Over-allotment option
Other Commitments [Line Items]
Deferred fee							6.00%		6.00%
Deferred underwriting fees payable							$ 1,732,500		$ 1,732,500
Purchase price | $ / shares										$ 10.00
Initial Public Offering
Other Commitments [Line Items]
Deferred fee							3.50%		3.50%
Initial units sold in the IPO | shares							21,000,000		21,000,000
Deferred underwriting fees payable							$ 7,350,000		$ 7,350,000
Purchase price | $ / shares										$ 10.00
Private Placement | Class A Common Stock
Other Commitments [Line Items]
Number of shares issued | shares				5,000,000
Aggregate purchase price				$ 50,000,000,000,000
Purchase price | $ / shares				$ 10.00
Private Placement | New Mondee Common Stock | Subsequent Event
Other Commitments [Line Items]
Number of shares issued | shares	2,000,000
Purchase price | $ / shares	$ 10.00